Investments - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	May 06, 2022 USD ($)	Nov. 30, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($) MW	Dec. 31, 2022 USD ($) MW	Feb. 01, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Investment [Line Items]
Equity investment				$ 129			$ 105
Skookumchuck
Investment [Line Items]
Ownership interest (as a percent)			49.00%
Capacity of facility (in megawatts) | MW				136.8	136.8
PPA, period			20 years
EMG
Investment [Line Items]
Ownership interest (as a percent)		30.00%
Contingent amount paid			$ 3.5
Energy Impact Partners
Investment [Line Items]
Committed investment	$ 25.0
Committed investment, period	4 years
Initial investment				$ 10	$ 8.0
Ekona | Class B Preferred Shares
Investment [Line Items]
Equity investment						$ 2